Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 197,547	¥ 208,642
Contract assets (Included in Other Assets)	15,376	14,154
Contract liabilities (Included in Other Liabilities)	¥ 36,663	¥ 40,441